================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6290

                         Smith Barney World Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

           125 Broad Street, New York,                        NY 10004
     ----------------------------------------                ----------
     (Address of principal executive offices)                (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               WORLD FUNDS, INC.

                             INTERNATIONAL ALL CAP
                               GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


       -----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       -----------------------------------------------------------------

 [PHOTO]

JEFFREY J. RUSSELL
PORTFOLIO MANAGER




                                     [LOGO]


       Classic Series

 Semi-Annual Report . April 30, 2004

 INTERNATIONAL
 ALL CAP GROWTH PORTFOLIO

      JEFFREY J. RUSSELL

      Jeffrey J. Russell, CFA, has more than 22 years of securities business experience and has been managing the fund since its inception.

      Education: BS from the Massachusetts Institute of Technology, MBA from the University of Pennsylvania's Wharton School of Finance.

      FUND OBJECTIVE

      The fund seeks total return on its assets from growth of capital and income. The fund invests primarily in equity securities of foreign companies.* Equity securities include exchange-traded and over-the-counter common stocks, and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

      FUND FACTS

      FUND INCEPTION
      ----------------------------------------
      November 22, 1991

      MANAGER'S INVESTMENT INDUSTRY EXPERIENCE
      ----------------------------------------
      22 Years

      * Please note that investments in foreign securities involve greater risk than U.S. investments.

What's Inside

Letter from the Chairman..................................................  1
Schedule of Investments...................................................  3
Statement of Assets and Liabilities.......................................  6
Statement of Operations...................................................  7
Statements of Changes in Net Assets.......................................  8
Notes to Financial Statements.............................................  9
Financial Highlights...................................................... 15

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,
Signs of an increasingly robust global economy were evident at the beginning of the new fiscal year last November, led by positive indicators from the United States. Continued strong growth from Asia, primarily China, has led to vibrant demand for industrial materials and components, and firm commodity prices. Also, the long-struggling Japanese economy has shown undeniable signals of recovery. During the period, international value stocks continued to outperform international growth stocks.

Performance Review
Within this environment, the fund performed as follows: For the six months ended April 30, 2004, Class A shares of the International All Cap Growth Portfolio, excluding sales charges, returned 10.05%. While the fund provided strong, double-digit returns on an absolute basis, these shares underperformed the fund's unmanaged benchmarks, the MSCI EAFE Index/i/ and the MSCI EAFE Growth Index,/ii/ which returned 12.39% and 10.89%, respectively, for the same period. They also slightly underperformed the fund's Lipper international funds category average, which returned 10.49% for the same period./1/


                             PERFORMANCE SNAPSHOT
                             AS OF APRIL 30, 2004
                           (excluding sales charges)

                                            6 Months
Class A Shares                               10.05%
MSCI EAFE Index                              12.39%
MSCI EAFE Growth Index                       10.89%
Lipper International Funds Category Average  10.49%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 9.53%, Class C shares returned 9.60% and Class Y shares returned 10.26% over the six months ended April 30, 2004.

  Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

  All index performance reflects no deduction for fees, expenses or taxes. The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. The MSCI EAFE Growth Index is an unmanaged index of growth stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 885 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 885 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

      1 International All Cap Growth Portfolio | 2004 Semi-Annual Report

The fund's underperformance in comparison to the benchmarks was primarily attributable to the fund's relatively low exposure in the health care sector and its overweight in the laggard information technology sector. Additionally, the portfolio was comparatively underinvested in currencies that appreciated versus the U.S. dollar, compared with the benchmarks' currency composition.

Special Shareholder Notice
Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 10, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 3 through 5 for a list and percentage breakdown of the fund's holdings.
RISKS: Keep in mind, the fund is subject to certain risks of overseas investing, not associated with domestic investing, including currency fluctuations, change in political and economic conditions, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
/i/The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
/ii/The MSCI EAFE Growth Index is an unmanaged index of growth stocks of companies located in Europe, Australasia and the Far East.

      2 International All Cap Growth Portfolio | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2004


  SHARES                  SECURITY                    VALUE
---------------------------------------------------------------
COMMON STOCK -- 98.6%
Australia -- 3.0%
   268,000 Macquarie Bank Ltd. (a)                 $  6,698,598
   501,360 The News Corp.                             4,618,343
    66,000 Westpac Banking Corp.                        831,731
---------------------------------------------------------------
                                                     12,148,672
---------------------------------------------------------------
Denmark -- 1.8%
   150,000 Novo Nordisk A/S                           7,121,705
---------------------------------------------------------------
Finland -- 2.3%
   654,000 Nokia Oyj (a)                              9,154,137
---------------------------------------------------------------
France -- 4.0%
    53,400 Essilor International SA                   3,121,621
    35,200 Groupe Danone (a)                          5,893,591
    38,000 Total Fina Elf SA                          7,022,305
---------------------------------------------------------------
                                                     16,037,517
---------------------------------------------------------------
Germany -- 2.6%
    62,000 BASF AG (a)                                3,195,907
    19,000 SAP AG, ADR                                  708,320
    86,000 Stada Arzneimittel AG                      4,518,521
   188,000 T-Online International AG (b)              2,042,186
---------------------------------------------------------------
                                                     10,464,934
---------------------------------------------------------------
Hong Kong -- 3.3%
   205,629 HSBC Holdings PLC (a)                      3,005,463
   290,000 Hutchison Whampoa Ltd.                     1,951,998
 1,851,000 Johnson Electric Holdings Ltd.             1,637,486
 2,200,000 Li & Fung Ltd.                             3,427,055
   470,000 Swire Pacific Ltd., Class A shares         3,073,195
---------------------------------------------------------------
                                                     13,095,197
---------------------------------------------------------------
Ireland -- 6.8%
   400,000 Bank of Ireland                            4,843,299
         5 CRH PLC                                          106
 2,347,400 Grafton Group PLC (b)                     17,346,123
   345,000 Irish Continental Group PLC (b)            5,102,890
---------------------------------------------------------------
                                                     27,292,418
---------------------------------------------------------------
Italy -- 1.1%
   450,000 Saipem S.p.A. (a)                          4,214,533
---------------------------------------------------------------
Japan -- 22.1%
   123,000 Aisin Seiki Co., Ltd.                      2,163,213
   189,000 Canon Inc.                                 9,915,372
    70,000 Daiichi Kosho Co., Ltd. (a)                2,080,370
       736 Dentsu Inc.                                2,060,653
       736 Dentsu Inc. (b)(c)                         2,060,653
   532,000 Dowa Mining Co., Ltd.                      2,945,245
   150,000 Honda Motor Co., Ltd.                      6,020,931
    50,000 Hoya Corp.                                 5,409,324
   115,000 ITO-Yokado Co., Ltd.                       4,782,766
     1,045 Mitsubishi Toyoko Financial Group, Inc.    9,298,147
    21,000 Nidec Corp.                                2,266,208

                      See Notes to Financial Statements.

      3 International All Cap Growth Portfolio | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004



  SHARES                   SECURITY                     VALUE
-----------------------------------------------------------------
Japan -- 22.1% (continued)
    42,000 Nitto Denko Corp.                         $  2,332,805
   400,000 Nomura Holdings, Inc.                        6,494,813
     2,500 NTT DoCoMo, Inc.                             4,960,812
    28,000 Rohm Co., Ltd.                               3,493,499
   336,000 Sharp Corp.                                  6,058,442
    84,000 Shin Etsu Chemical Co., Ltd.                 3,394,554
    17,000 SMC Corp.                                    1,948,534
   275,000 Terumo Corp.                                 5,830,653
   410,000 Toppan Printing Co., Ltd.                    4,818,285
-----------------------------------------------------------------
                                                       88,335,279
-----------------------------------------------------------------
Mexico -- 1.6%
 2,250,000 Wal-Mart de Mexico SA de CV                  6,552,057
-----------------------------------------------------------------
The Netherlands -- 3.5%
    65,000 Heineken N.V.                                2,740,225
   186,600 ING Groep N.V.                               3,995,851
   165,000 Randstad Holding N.V.                        4,404,780
    58,500 Royal Dutch Petroleum Co.                    2,842,438
-----------------------------------------------------------------
                                                       13,983,294
-----------------------------------------------------------------
Norway -- 0.9%
   662,700 Stolt Offshore S.A. (b)                      1,717,289
   431,000 Tomra Systems ASA (a)                        1,731,781
-----------------------------------------------------------------
                                                        3,449,070
-----------------------------------------------------------------
Singapore -- 2.0%
   700,000 DBS Group Holdings Ltd.                      5,883,217
   176,000 Venture Corp. Ltd.                           1,975,727
-----------------------------------------------------------------
                                                        7,858,944
-----------------------------------------------------------------
Spain -- 4.9%
   300,000 Banco Bilbao Vizcaya Argentaria, S.A. (a)    3,955,840
   650,000 Indra Sistemas, S.A.                         8,423,077
   480,000 Telefonica S.A.                              7,134,166
-----------------------------------------------------------------
                                                       19,513,083
-----------------------------------------------------------------
Sweden -- 1.8%
   115,000 Atlas Copco AB                               4,035,405
 1,238,000 Telefonaktiebolaget LM Ericsson (b)          3,355,409
-----------------------------------------------------------------
                                                        7,390,814
-----------------------------------------------------------------
Switzerland -- 11.1%
   158,000 Credit Suisse Group (b)                      5,562,223
   290,000 Mettler-Toledo International Inc. (b)       12,997,800
    23,000 Nestle SA (a)                                5,811,347
   109,000 Novartis AG                                  4,853,214
    62,400 Roche Holdings AG (a)                        6,537,303
   120,000 UBS AG (a)                                   8,518,276
-----------------------------------------------------------------
                                                       44,280,163
-----------------------------------------------------------------
United Kingdom -- 25.8%
   412,000 BOC Group PLC                                6,626,250
 1,173,000 BP PLC                                      10,145,547
 2,150,000 Capita Group PLC                            11,825,050

                      See Notes to Financial Statements.

      4 International All Cap Growth Portfolio | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004


  SHARES                        SECURITY                          VALUE
---------------------------------------------------------------------------
United Kingdom -- 25.8% (continued)
  1,396,000 Compass Group PLC                                  $  8,792,585
    400,000 Diageo PLC                                            5,368,732
    287,000 HBOS PLC                                              3,719,675
    842,130 Kingfisher PLC                                        4,232,061
    135,000 Man Group PLC                                         4,043,049
    170,000 Rio Tinto PLC                                         3,730,967
  3,645,000 Serco Group PLC                                      13,903,970
  1,581,638 Tesco PLC                                             6,980,282
  7,720,000 Vodafone Group PLC                                   18,764,659
    500,000 WPP Group PLC                                         4,932,279
---------------------------------------------------------------------------
                                                                103,065,106
---------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $277,606,037)                              393,956,923
---------------------------------------------------------------------------
   FACE
  AMOUNT                        SECURITY                          VALUE
---------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
$ 5,683,000 State Street Bank and Trust Co. dated 4/30/04,
              0.870% due 5/3/04; Proceeds at
              maturity -- $5,683,412; (Fully collateralized
              by U.S. Treasury Notes, 2.125% due 10/31/04;
              Market value -- $5,798,850) (Cost -- $5,683,000)    5,683,000
---------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $283,289,037*)                            $399,639,923
---------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
 44,348,612 State Street Navigator Securities Lending Trust
              Prime Portfolio (Cost -- $44,348,612)            $ 44,348,612
---------------------------------------------------------------------------

(a)All or a portion of this security is on loan (See Note 6).
(b)Non-income producing security.
(c)Shares represent new shares issued as a result of a 2-for-1 stock split on March 26, 2004.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt


 SUMMARY OF INVESTMENTS BY SECTOR* (UNAUDITED)                    APRIL 30, 2004

                       Industrials                  18.0%
                       Financials                   17.8
                       Information Technology       15.2
                       Consumer Discretionary       14.7
                       Healthcare                    8.1
                       Telecommunications Services   7.8
                       Consumer Staples              6.8
                       Energy                        6.6
                       Materials                     5.0
                       ----------------------------------
                                                   100.0%
                       ----------------------------------

* As a percentage of long-term investments. Please note that Fund holdings are as of April 30, 2004 and are subject to change.


                      See Notes to Financial Statements.

      5 International All Cap Growth Portfolio | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2004


ASSETS:
 Investments, at value (Cost -- $283,289,037)                          $399,639,923
 Loaned securities collateral, at value (Cost -- $44,348,612) (Note 6)   44,348,612
 Foreign currency, at value (Cost -- $546,707)                              547,292
 Cash                                                                           311
 Receivable for securities sold                                           2,803,835
 Dividends and interest receivable                                        1,957,941
 Receivable for Fund shares sold                                            174,265
 Prepaid expenses                                                            29,858
-----------------------------------------------------------------------------------
 Total Assets                                                           449,502,037
-----------------------------------------------------------------------------------
LIABILITIES:
 Payable for loaned securities collateral (Note 6)                       44,348,612
 Management fee payable                                                     291,580
 Payable for Fund shares reacquired                                         229,755
 Distribution plan fees payable                                              49,288
 Payable for open forward foreign currency contracts (Note 4)                 3,617
 Accrued expenses                                                           150,150
-----------------------------------------------------------------------------------
 Total Liabilities                                                       45,073,002
-----------------------------------------------------------------------------------
Total Net Assets                                                       $404,429,035
-----------------------------------------------------------------------------------
NET ASSETS:
 Par value of capital shares                                           $     32,222
 Capital paid in excess of par value                                    280,560,476
 Undistributed net investment income                                        312,107
 Accumulated net realized gain from investment transactions               7,143,534
 Net unrealized appreciation of investments and foreign currencies      116,380,696
-----------------------------------------------------------------------------------
Total Net Assets                                                       $404,429,035
-----------------------------------------------------------------------------------
Shares Outstanding:
 Class A                                                                 10,447,451
-----------------------------------------------------------------------------------
 Class B                                                                  2,578,599
-----------------------------------------------------------------------------------
 Class C                                                                  4,597,102
-----------------------------------------------------------------------------------
 Class Y                                                                 14,598,429
-----------------------------------------------------------------------------------
Net Asset Value:
 Class A (and redemption price)                                              $12.65
-----------------------------------------------------------------------------------
 Class B *                                                                   $12.00
-----------------------------------------------------------------------------------
 Class C *                                                                   $11.76
-----------------------------------------------------------------------------------
 Class Y (and redemption price)                                              $12.83
-----------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
 Class A (net asset value plus 5.26% of net asset value per share)           $13.32
-----------------------------------------------------------------------------------

* Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

      6 International All Cap Growth Portfolio | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2004


INVESTMENT INCOME:
  Dividends                                                   $ 3,723,370
  Interest (Note 6)                                                80,946
  Less: Foreign withholding tax                                  (391,980)
------------------------------------------------------------------------
  Total Investment Income                                       3,412,336
------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                       1,742,222
  Distribution plan fees (Note 8)                                 613,045
  Transfer agency services (Note 8)                               210,744
  Custody                                                         110,272
  Audit and legal                                                  42,987
  Shareholder communications (Note 8)                              24,983
  Registration fees                                                19,808
  Directors' fees                                                   7,416
  Other                                                             6,261
------------------------------------------------------------------------
  Total Expenses                                                2,777,738
------------------------------------------------------------------------
Net Investment Income                                             634,598
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES (NOTES 3 AND 4):
  Realized Gain From:
   Investment transactions                                     16,117,279
   Foreign currency transactions                                  102,488
------------------------------------------------------------------------
  Net Realized Gain                                            16,219,767
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Investments                                                 22,074,328
   Foreign currencies                                              (7,766)
------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      22,066,562
------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                 38,286,329
------------------------------------------------------------------------
Increase in Net Assets From Operations                        $38,920,927
------------------------------------------------------------------------

                      See Notes to Financial Statements.

      7 International All Cap Growth Portfolio | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2004
(unaudited) and the Year Ended October 31, 2003

                                                       2004           2003
-------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $    634,598  $   3,064,816
  Net realized gain                                  16,219,767      2,596,583
  Increase in net unrealized appreciation            22,066,562     59,531,230
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations             38,920,927     65,192,629
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 9):
  Net investment income                              (3,008,418)      (495,630)
-------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                      (3,008,418)      (495,630)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares                   20,638,264    399,868,621
  Net asset value of shares issued for
   reinvestment of dividends                            935,712        153,880
  Cost of shares reacquired                         (44,179,317)  (509,236,363)
-------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                     (22,605,341)  (109,213,862)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    13,307,168    (44,516,863)

NET ASSETS:
  Beginning of period                               391,121,867    435,638,730
-------------------------------------------------------------------------------
  End of period*                                   $404,429,035  $ 391,121,867
-------------------------------------------------------------------------------
* Includes undistributed net investment income of:     $312,107     $2,583,439
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

      8 International All Cap Growth Portfolio | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The International All Cap Growth Portfolio ("Fund"), a separate investment fund of the Smith Barney World Funds, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The Company consists of this Fund and the Global Government Bond Portfolio. The financial statements and financial highlights for the Global Government Bond Portfolio are presented in a separate shareholder report.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the bid and ask prices; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates; over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices; U.S. government and agency obligations are valued at the mean between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian;
( k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract.

      9 International All Cap Growth Portfolio | 2004 Semi-Annual Report

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004, the Fund paid transfer agent fees of $140,196 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

On April 29, 2004, Class L shares were renamed as Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a CDSC of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares that equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2004, sales charges and CDSCs received by CGM were approximately:

                                                     Class A Class B Class C
----------------------------------------------------------------------------
Sales Charges                                        $56,000      -- $5,000
---------------------------------------------------------------------------
CDSCs                                                     -- $16,000  1,000
---------------------------------------------------------------------------

For the six months ended April 30, 2004, CGM and its affiliates did not receive any brokerage commissions.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

---------------------------------------------------------------------------
Purchases                                                        $45,751,118
---------------------------------------------------------------------------
Sales                                                             75,323,466
---------------------------------------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-----------------------------------------------------------------------------
Gross unrealized appreciation                                    $120,427,241
Gross unrealized depreciation                                      (4,076,355)
-----------------------------------------------------------------------------
Net unrealized appreciation                                      $116,350,886
-----------------------------------------------------------------------------

      10 International All Cap Growth Portfolio | 2004 Semi-Annual Report

4. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At April 30, 2004, the Fund had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

                      Local      Market   Settlement Unrealized
Foreign Currency     Currency    Value       Date       Loss
---------------------------------------------------------------
Contracts To Sell:
Singapore Dollar     2,042,794 $1,200,619   5/4/04    $(2,486)
Singapore Dollar     2,622,337  1,541,237   5/5/04     (1,131)
--------------------------------------------------------------
Net Unrealized Loss
 on Open Forward
 Foreign Currency
 Contracts                                            $(3,617)
--------------------------------------------------------------

5. Concentration of Risk

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers, and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any loss in the investment of amounts received as collateral.

At April 30, 2004, the Fund loaned securities having a market value of $41,870,379. The Fund received cash collateral amounting to $44,348,612 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended April 30, 2004 was $75,362.

7. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      11 International All Cap Growth Portfolio | 2004 Semi-Annual Report

8. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                        Class A  Class B  Class C
------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees       $165,839 $171,413 $275,793
-----------------------------------------------------------------

For the six months ended April 30, 2004, total Transfer Agency Service expenses were as follows:

                                    Class A Class B Class C Class Y
-------------------------------------------------------------------
Transfer Agency Service Expenses    $89,404 $30,056 $91,213   $71
------------------------------------------------------------------

For the six months ended April 30, 2004, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class C Class Y
-------------------------------------------------------------------
Shareholder Communication Expenses  $11,585 $5,337  $7,971    $90
------------------------------------------------------------------

9. Distributions Paid to Shareholders by Class

                                    Six Months Ended    Year Ended
                                     April 30, 2004  October 31, 2003
---------------------------------------------------------------------
Net Investment Income
Class A                                $  964,164              --
Class B                                    47,530              --
Class C                                        --              --
Class Y                                 1,996,724        $351,584
Class Z*                                       --         144,046
--------------------------------------------------------------------
Total                                  $3,008,418        $495,630
--------------------------------------------------------------------

* As of April 21, 2003, Class Z shares were fully redeemed.

10.Capital Shares

At April 30, 2004, the Company had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

      12 International All Cap Growth Portfolio | 2004 Semi-Annual Report

Transactions in shares of each class were as follows:

                         Six Months Ended              Year Ended
                          April 30, 2004            October 31, 2003
                     ------------------------  --------------------------
                       Shares       Amount        Shares        Amount
--------------------------------------------------------------------------
Class A
Shares sold           1,106,662  $ 13,821,599   21,307,144  $ 211,549,216
Shares issued on
 reinvestment            69,988       860,158           --             --
Shares reacquired    (1,454,045)  (18,227,815) (23,268,262)  (235,213,136)
-------------------------------------------------------------------------
Net Decrease           (277,395) $ (3,546,058)  (1,961,118) $ (23,663,920)
-------------------------------------------------------------------------
Class B
Shares sold             151,479  $  1,798,230      191,264  $   1,894,893
Shares issued on
 reinvestment             3,747        43,840           --             --
Shares reacquired      (949,885)  (11,219,571)  (1,836,682)   (17,645,374)
-------------------------------------------------------------------------
Net Decrease           (794,659) $ (9,377,501)  (1,645,418) $ (15,750,481)
-------------------------------------------------------------------------
Class C+
Shares sold             389,301  $  4,540,810      933,283  $   8,763,172
Shares reacquired      (745,999)   (8,710,375)  (1,780,396)   (16,574,661)
-------------------------------------------------------------------------
Net Decrease           (356,698) $ (4,169,565)    (847,113) $  (7,811,489)
-------------------------------------------------------------------------
Class Y
Shares sold              38,234  $    477,625      310,021  $   3,367,725
Shares issued on
 reinvestment             2,547        31,714          992          9,834
Shares reacquired      (472,652)   (6,021,556)    (555,238)    (5,927,908)
-------------------------------------------------------------------------
Net Decrease           (431,871) $ (5,512,217)    (244,225) $  (2,550,349)
-------------------------------------------------------------------------
Class Z++
Shares sold                  --            --   18,066,689  $ 174,293,615
Shares issued on
 reinvestment                --            --       14,550        144,046
Shares reacquired            --            --  (24,088,491)  (233,875,284)
-------------------------------------------------------------------------
Net Decrease                 --            --   (6,007,252) $ (59,437,623)
-------------------------------------------------------------------------

+On April 29, 2004, Class L shares were renamed as Class C shares. ++As of April 21, 2003, Class Z shares were fully redeemed.

11.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

      13 International All Cap Growth Portfolio | 2004 Semi-Annual Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

12.Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

      14 International All Cap Growth Portfolio | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares                           2004/(1)(2)/   2003/(2)/   2002/(2)/    2001/(2)/    2000/(2)/     1999/(2)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $11.58      $ 9.79      $11.82       $24.49      $26.75       $20.39
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                   0.02        0.08        0.01         0.01       (0.08)       (0.03)
 Net realized and unrealized gain (loss)        1.14        1.71       (2.04)       (8.24)       0.06         6.39
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.16        1.79       (2.03)       (8.23)      (0.02)        6.36
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         (0.09)         --          --           --       (0.38)          --
 Net realized gains                               --          --          --        (4.44)      (1.86)          --
 Capital                                          --          --          --        (0.00)*        --           --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.09)         --          --        (4.44)      (2.24)          --
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $12.65      $11.58      $ 9.79       $11.82      $24.49       $26.75
---------------------------------------------------------------------------------------------------------------------
Total Return                                   10.05%++    18.28%     (17.17)%     (39.64)%     (1.62)%      31.19%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $132,142    $124,187    $124,160     $198,677    $683,133     $598,043
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       1.34%+      1.30%       1.37%        1.24%       1.21%        1.28%
 Net investment income (loss)                   0.33+       0.81        0.06         0.03       (0.29)       (0.13)
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           11%         47%         30%           8%         26%          31%
---------------------------------------------------------------------------------------------------------------------

Class B Shares                           2004/(1)(2)/   2003/(2)/   2002/(2)/    2001/(2)/    2000/(2)/    1999/(2)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.97      $ 9.35      $11.38       $23.89      $26.13       $20.08
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                  (0.03)       0.00*      (0.08)       (0.12)      (0.33)       (0.23)
 Net realized and unrealized gain (loss)        1.08        1.62       (1.95)       (7.95)       0.07         6.28
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.05        1.62       (2.03)       (8.07)      (0.26)        6.05
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         (0.02)         --          --           --       (0.12)          --
 Net realized gains                               --          --          --        (4.44)      (1.86)          --
 Capital                                          --          --          --        (0.00)*        --           --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.02)         --          --        (4.44)      (1.98)          --
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $12.00      $10.97      $ 9.35       $11.38      $23.89       $26.13
---------------------------------------------------------------------------------------------------------------------
Total Return                                    9.53%++    17.33%     (17.84)%     (40.04)%     (2.43)%      30.13%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $30,950     $36,988     $46,919      $80,823    $192,707     $200,071
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       2.15%+      2.04%       2.17%        2.10%       2.06%        2.08%
 Net investment income (loss)                  (0.55)+      0.01       (0.75)       (0.79)      (1.15)       (1.01)
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           11%         47%         30%           8%         26%          31%
---------------------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.

 * Amount represents less than $0.01 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

     15 International All Cap Growth Portfolio  | 2004 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares/(1)/                      2004/(2)(3)/   2003/(3)/  2002/(3)/   2001/(3)/        2000/(3)/   1999/(3)/
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.73       $ 9.16     $11.16      $23.53        $25.76          $19.79
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.04)       (0.02)     (0.09)      (0.11)        (0.31)          (0.22)
 Net realized and unrealized gain (loss)      1.07         1.59      (1.91)      (7.82)         0.06            6.19
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.03         1.57      (2.00)      (7.93)        (0.25)           5.97
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --           --         --          --         (0.12)             --
 Net realized gains                             --           --         --       (4.44)        (1.86)             --
 Capital                                        --           --         --       (0.00)*          --              --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                             --           --         --       (4.44)        (1.98)             --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.76       $10.73     $ 9.16      $11.16        $23.53          $25.76
-----------------------------------------------------------------------------------------------------------------------
Total Return                                  9.60%++     17.14%    (17.92)%    (40.06)%       (2.42)%         30.17%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $54,046      $53,177    $53,156     $81,482      $190,144        $178,259
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     2.30%+       2.24%      2.22%       2.08%         2.04%           2.07%
 Net investment loss                         (0.65)+      (0.17)     (0.79)      (0.77)        (1.13)          (0.98)
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         11%          47%        30%          8%           26%             31%
-----------------------------------------------------------------------------------------------------------------------

Class Y Shares                           2004/(2)(3)/   2003/(3)/  2002/(3)/   2001/(3)/      2000/(3)/       1999/(3)/
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.76       $ 9.94     $11.95      $24.60        $26.88          $20.41
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                 0.05         0.12       0.06        0.06         (0.00)*          0.03
 Net realized and unrealized gain (loss)      1.15         1.72      (2.07)      (8.27)         0.07            6.44
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.20         1.84      (2.01)      (8.21)         0.07            6.47
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.13)       (0.02)        --          --         (0.49)             --
 Net realized gains                             --           --         --       (4.44)        (1.86)             --
 Capital                                        --           --         --       (0.00)*          --              --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.13)       (0.02)        --       (4.44)        (2.35)             --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $12.83       $11.76     $ 9.94      $11.95        $24.60          $26.88
-----------------------------------------------------------------------------------------------------------------------
Total Return                                 10.26%++     18.58%    (16.82)%    (39.34)%       (1.31)%         31.70%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $187,291     $176,770   $151,790    $198,655      $338,192        $354,242
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.94%+       0.91%      0.96%       0.94%         0.92%           0.92%
 Net investment income (loss)                 0.73+        1.20       0.53        0.39         (0.01)           0.14
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         11%          47%        30%          8%           26%             31%
-----------------------------------------------------------------------------------------------------------------------

(1)On April 29, 2004, Class L shares were renamed as Class C shares.
(2)For the six months ended April 30, 2004 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.

 * Amount represents less than $0.01 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

     16 International All Cap Growth Portfolio  | 2004 Semi-Annual Report

                                 SMITH BARNEY
                               WORLD FUNDS, INC.



   DIRECTORS                                INVESTMENT MANAGER
   Abraham E. Cohen                         Smith Barney Fund Management LLC
   Robert A. Frankel
   Michael Gellert                          DISTRIBUTOR
   R. Jay Gerken, CFA                       Citigroup Global Markets Inc.
     Chairman
   Rainer Greeven                           CUSTODIAN
   Susan M. Heilbron                        State Street Bank and
                                              Trust Company
   OFFICERS
   Maurits E. Edersheim                     TRANSFER AGENT
   Chairman of the Fund                     Citicorp Trust Bank, fsb.
                                            125 Broad Street, 11th Floor
   R. Jay Gerken, CFA                       New York, New York 10004
   President and
   Chief Executive Officer                  SUB-TRANSFER AGENT
                                            PFPC Inc.
   Andrew B. Shoup                          P.O. Box 9699
   Senior Vice President and                Providence, Rhode Island
   Chief Administrative Officer             02940-9699

   Jeffrey J. Russell, CFA
   Vice President
   and Investment Officer

   Andrew Beagley
   Chief Anti-Money Laundering
   Compliance Officer

   Kaprel Ozsolak
   Controller

   Robert I. Frenkel
   Secretary and Chief Legal Officer

   Smith Barney World Funds, Inc.



   International All Cap Growth Portfolio
   The Fund is a separate investment fund of the Smith Barney World Funds, Inc., a Maryland corporation.






   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



 This report is submitted for the general information of the shareholders of Smith Barney World Funds, Inc. -- International All Cap Growth Portfolio but it may also be used as sales literature when preceded or accompanied by a current Prospectus.

 SMITH BARNEY WORLD FUNDS, INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD01934 6/04                                                            04-6763

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney World Funds, Inc.


By:     /s/ R. Jay Gerken
        --------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney World Funds, Inc.

Date:   July 6, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        --------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney World Funds, Inc.

Date:   July 6, 2004

By:     /s/ Andrew B. Shoup
        --------------------------------
        (Andrew B. Shoup)
        Chief Administrative Officer of
        Smith Barney World Funds, Inc.

Date:   July 6, 2004